Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 90.2%
Aerospace & Defense - 0.4%
Airbus SE*	2,282	$166,099
CAE, Inc.	5,423	79,087
Hanwha Aerospace Co. Ltd.*	707	15,355
Meggitt PLC*	15,240	50,733
Safran SA*	643	63,669
Singapore Technologies Engineering Ltd.	66,400	168,298
Thales SA	551	41,456
		584,697
Air Freight & Logistics - 0.2%
DSV PANALPINA A/S	468	76,492
SF Holding Co. Ltd., Class A	3,900	46,498
ZTO Express Cayman, Inc., ADR	2,428	72,646
		195,636
Airlines - 0.1%
Azul SA*	5,712	24,808
China Eastern Airlines Corp. Ltd., Class H	92,000	39,293
		64,101
Auto Components - 0.9%
Aisin Seiki Co. Ltd.	600	19,047
Cie Generale des Etablissements Michelin SCA	305	32,804
Denso Corp.	3,200	139,395
Faurecia SE*	2,059	89,143
Hella GmbH & Co. KGaA*	1,418	71,534
Hyundai Mobis Co. Ltd.	676	132,946
JTEKT Corp.	13,200	102,568
Koito Manufacturing Co. Ltd.	100	5,070
Magna International, Inc.	820	37,404
Sumitomo Rubber Industries Ltd.	11,700	107,875
Tokai Rika Co. Ltd.	9,600	142,367
Toyoda Gosei Co. Ltd.	3,300	75,206
Toyota Boshoku Corp.	8,100	113,982
Valeo SA	3,218	99,057
		1,168,398
Automobiles - 2.2%
Astra International TBK PT	264,400	79,249
BAIC Motor Corp. Ltd., Class H(a)	40,500	16,461
Bayerische Motoren Werke AG	2,818	204,848
BYD Co. Ltd., Class A	5,900	100,698
BYD Co. Ltd., Class H	3,000	46,994
Daimler AG	6,376	344,195
Ferrari NV	768	141,078
Honda Motor Co. Ltd.	15,500	363,302
Hyundai Motor Co.	179	27,321
Isuzu Motors Ltd.	5,400	46,944
Kia Motors Corp.	858	34,408
NIO, Inc., ADR*	8,477	179,882
Peugeot SA*	3,443	62,580
Renault SA*	3,534	91,979
Toyota Motor Corp.	13,500	886,781

	Shares/ Principal	Fair Value

Automobiles (continued)
Volkswagen AG*	1,460	$235,238
Yadea Group Holdings Ltd.*,(a)	30,000	44,052
		2,906,010
Banks - 7.5%
ABN AMRO Bank NV, CVA*,(a)	9,904	83,063
Absa Group Ltd.	8,658	46,363
Agricultural Bank of China Ltd., Class H	47,000	14,676
Aozora Bank Ltd.	1,400	23,123
Banco Bilbao Vizcaya Argentaria SA	65,546	182,318
Banco Bradesco SA	114,648	396,436
Banco Bradesco SA	12,342	39,589
Banco de Sabadell SA	83,364	29,053
Banco Do Brasil SA	9,713	51,181
Banco Santander Brasil SA	20,600	101,969
Banco Santander SA	17,097	32,070
Bancolombia SA	1,950	12,496
Bank Central Asia TBK PT	101,800	185,402
Bank Hapoalim BM	14,892	79,678
Bank Leumi Le-Israel BM	8,498	37,468
Bank Mandiri Persero TBK PT	208,800	69,600
Bank Negara Indonesia Persero Tbk PT	82,200	24,528
Bank of China Ltd., Class H	470,000	145,548
Bank of Communications Co. Ltd., Class H	108,000	51,840
Bank of Montreal	1,901	110,780
Bank of Ningbo Co. Ltd., Class A	3,500	16,178
Bank of Nova Scotia (The)	4,513	186,906
Bank Rakyat Indonesia Persero TBK PT	460,200	94,019
Banque Cantonale Vaudoise	353	35,963
Bendigo & Adelaide Bank Ltd.	26,885	116,390
BOC Hong Kong Holdings Ltd.	104,000	273,755
China CITIC Bank Corp. Ltd., Class H	214,000	82,563
China Construction Bank Corp., Class H	570,000	369,213
China Everbright Bank Co. Ltd., Class A	37,000	19,829
China Merchants Bank Co. Ltd., Class A	6,300	33,301
China Merchants Bank Co. Ltd., Class H	14,500	68,384
China Minsheng Banking Corp. Ltd., Class A	18,700	14,552
China Minsheng Banking Corp. Ltd., Class H	155,100	81,252
Chongqing Rural Commercial Bank Co. Ltd., Class H	119,000	43,761
CIMB Group Holdings BHD	14,700	10,896
Commonwealth Bank of Australia	10,361	472,384
DBS Group Holdings Ltd.	5,000	72,925
Erste Group Bank AG*	10,117	212,064
Grupo Financiero Banorte SAB de, Class O*	28,500	98,620
Hana Financial Group, Inc.	1,705	40,967
Hang Seng Bank Ltd.	6,400	94,225

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Banks (continued)
HSBC Holdings PLC	60,286	$234,982
Industrial & Commercial Bank of China Ltd., Class H	430,000	223,045
Industrial Bank Co. Ltd., Class A	19,200	45,473
Industrial Bank of Korea	1,090	7,466
ING Groep NV*	30,496	216,605
Itau Unibanco Holding SA	42,375	170,058
Japan Post Bank Co. Ltd.	6,400	49,791
Kasikornbank PCL, NVDR	14,900	36,207
KB Financial Group, Inc.	4,858	155,979
KBC Group NV	158	7,928
Lloyds Banking Group PLC*	423,533	144,305
Malayan Banking BHD	140,800	244,634
National Australia Bank Ltd.	28,124	357,802
National Bank of Canada	367	18,172
Nedbank Group Ltd.	2,059	12,439
Nordea Bank Abp*	8,590	65,344
Nordea Bank Abp*	50,108	382,444
OTP Bank Nyrt*	6,750	203,565
Oversea-Chinese Banking Corp. Ltd.	19,300	119,043
Ping An Bank Co. Ltd., Class A	7,600	16,928
Postal Savings Bank of China Co. Ltd., Class H(a)	40,000	16,774
Public Bank BHD	30,300	114,477
Raiffeisen Bank International AG*	8,089	123,976
Royal Bank of Canada	7,019	491,264
Shinhan Financial Group Co. Ltd.	12,523	295,541
Shizuoka Bank Ltd. (The)	1,500	10,319
Societe Generale SA*	12,402	164,600
Standard Bank Group Ltd.	26,364	170,765
Standard Chartered PLC*	10,470	48,200
Sumitomo Mitsui Financial Group, Inc.	13,300	367,694
Sumitomo Mitsui Trust Holdings, Inc.	6,400	169,355
Swedbank AB, Class A*	4,169	65,558
Thanachart Capital PCL, NVDR	78,900	72,208
Toronto-Dominion Bank (The)	14,373	663,369
United Overseas Bank Ltd.	6,400	89,218
Westpac Banking Corp.	5,597	67,556
Woori Financial Group, Inc.	2,054	15,069
		9,813,481
Beverages - 1.9%
Ambev SA	7,641	17,054
Anheuser-Busch InBev SA	2,041	110,634
Asahi Group Holdings Ltd.	12,500	433,052
Britvic PLC	1,595	16,929
China Resources Beer Holdings Co. Ltd.	10,000	61,161
Coca-Cola Femsa SAB de CV	2,600	10,557
Diageo PLC	23,161	793,477
Fomento Economico Mexicano SAB de CV	6,400	36,007

	Shares/ Principal	Fair Value

Beverages (continued)
Fraser & Neave Holdings BHD	1,700	$13,132
Heineken NV	207	18,419
Kirin Holdings Co. Ltd.	6,500	121,556
Kweichow Moutai Co. Ltd., Class A	300	73,496
Pernod Ricard SA	3,399	542,672
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,650	48,015
Suntory Beverage & Food Ltd.	4,700	175,922
		2,472,083
Biotechnology - 1.1%
3SBio, Inc.*,(a)	7,500	8,439
Abcam PLC	1,362	21,552
Alteogen, Inc.*	107	16,496
Argenx SE*	262	69,128
BeiGene Ltd., ADR*	240	68,746
Beijing Tiantan Biological Products Corp. Ltd., Class A	600	3,502
Celltrion, Inc.*	553	121,759
Chongqing Zhifei Biological Products Co Ltd, Class A	600	12,273
CSL Ltd.	3,050	627,407
Galapagos NV*	278	39,511
Genmab A/S*	416	150,731
Grifols SA	2,112	60,901
Hualan Biological Engineering, Inc., Class A	800	6,694
Innovent Biologics, Inc.*,(a)	4,500	33,329
Jinyu Bio-Technology Co. Ltd., Class A	15,900	63,034
PeptiDream, Inc.*	700	32,635
Seegene, Inc.	108	24,047
Shenzhen Kangtai Biological Products Co. Ltd., Class A	300	8,017
Walvax Biotechnology Co. Ltd., Class A	600	4,482
Zai Lab Ltd., ADR*	228	18,963
		1,391,646
Building Products - 0.6%
Assa Abloy AB, Class B	5,764	135,309
China Lesso Group Holdings Ltd.	14,000	25,146
CIE de Saint-Gobain*	4,521	190,909
Daikin Industries Ltd.	600	109,732
Geberit AG	99	58,813
Kingspan Group PLC*	1,598	145,602
ROCKWOOL International A/S, Class B	163	62,655
Sanwa Holdings Corp.	1,600	16,844
TOTO Ltd.	800	36,577
		781,587
Capital Markets - 1.9%
Amundi SA*,(a)	261	18,425
ASX Ltd.	2,815	163,470
Azimut Holding SpA	796	14,394

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Capital Markets (continued)
B3 SA - Brasil Bolsa Balcao	18,340	$179,351
Banca Generali SpA*	730	22,206
Brookfield Asset Management, Inc., Class A	9,400	310,061
China International Capital Corp. Ltd., Class H*,(a)	20,000	46,090
Credit Suisse Group AG	6,654	66,949
Deutsche Boerse AG	2,079	365,203
DWS Group GmbH & Co. KGaA*,(a)	539	18,579
East Money Information Co. Ltd., Class A	39,240	138,221
EQT AB	2,056	40,017
Guotai Junan Securities Co. Ltd., Class A	55,200	147,835
Guotai Junan Securities Co. Ltd., Class H(a)	47,400	65,687
Haitong Securities Co. Ltd., Class H*	18,000	15,236
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,800	42,253
Hong Kong Exchanges & Clearing Ltd.	3,900	182,067
Huatai Securities Co. Ltd., Class A	22,000	66,317
IG Group Holdings PLC	3,966	40,582
Korea Investment Holdings Co. Ltd.	206	12,770
London Stock Exchange Group PLC	506	58,063
Macquarie Group Ltd.	2,730	233,966
Magellan Financial Group Ltd.	964	39,135
Meritz Securities Co. Ltd.	5,297	14,698
Mirae Asset Daewoo Co. Ltd.	1,128	8,179
NH Investment & Securities Co. Ltd.	1,090	8,519
Perpetual Ltd.	2,997	60,082
Reinet Investments SCA	690	12,017
Samsung Securities Co. Ltd.	1,245	32,576
TMX Group Ltd.	864	88,577
UBS Group AG	2,142	24,014
		2,535,539
Chemicals - 3.5%
Air Liquide SA	3,162	502,423
Akzo Nobel NV	3,256	329,964
Asahi Kasei Corp.	7,700	66,741
BASF SE	6,411	390,778
Chr Hansen Holding A/S	1,796	199,695
Covestro AG(a)	2,192	108,859
Croda International PLC	259	20,927
Daicel Corp.	9,800	70,298
DIC Corp.	3,900	96,752
Evonik Industries AG	1,549	40,143
Givaudan SA	127	548,778
Johnson Matthey PLC	3,155	96,137
Kaneka Corp.	5,600	156,278
Kansai Paint Co. Ltd.	2,800	69,197
LG Chem Ltd.	323	180,626

	Shares/ Principal	Fair Value

Chemicals (continued)
Mitsubishi Chemical Holdings Corp.	2,900	$16,645
Nippon Paint Holdings Co. Ltd.	500	51,218
Nippon Shokubai Co. Ltd.	1,400	74,292
Nitto Denko Corp.	1,000	64,816
Novozymes A/S, Class B	1,741	109,681
Nutrien Ltd.	469	18,332
PTT Global Chemical PCL, NVDR	9,900	12,263
Shin-Etsu Chemical Co. Ltd.	1,400	181,550
Sika AG	2,519	620,462
Sumitomo Chemical Co. Ltd.	52,800	173,615
Teijin Ltd.	2,400	37,047
Toray Industries, Inc.	4,600	20,892
Ube Industries Ltd.	7,000	117,474
Umicore SA	2,848	118,727
Wacker Chemie AG	606	58,911
		4,553,521
Commercial Services & Supplies - 0.5%
Brambles Ltd.	34,708	260,959
Country Garden Services Holdings Co. Ltd.	12,000	77,187
Dai Nippon Printing Co. Ltd.	1,100	22,161
HomeServe PLC	9,550	152,600
Rentokil Initial PLC*	9,497	65,759
Ritchie Bros Auctioneers, Inc.	1,047	61,899
Societe BIC SA	7	367
		640,932
Communications Equipment - 0.1%
Shenzhen Sunway Communication Co. Ltd., Class A	5,500	44,021
Telefonaktiebolaget LM Ericsson, Class B	13,513	148,386
		192,407
Construction & Engineering - 0.7%
Bouygues SA	456	15,839
China Communications Services Corp. Ltd., Class H	110,000	64,439
China Railway Construction Corp. Ltd., Class H	130,000	89,406
China Railway Group Ltd., Class H	100,000	46,968
Daelim Industrial Co. Ltd.	197	13,038
Eiffage SA*	337	27,592
GS Engineering & Construction Corp.	423	8,735
Hyundai Engineering & Construction Co. Ltd.	606	15,778
Kajima Corp.	1,700	20,330
Kandenko Co. Ltd.	3,900	31,782
Metallurgical Corp. of China Ltd., Class H	173,000	27,680
Samsung Engineering Co. Ltd.*	1,322	11,926

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Construction & Engineering (continued)
Sinopec Engineering Group Co. Ltd., Class H	21,000	$7,750
Vinci SA	3,766	315,846
WSP Global, Inc.	2,745	179,691
		876,800
Construction Materials - 0.2%
Anhui Conch Cement Co. Ltd., Class A	7,800	63,288
BBMG Corp., Class H	73,000	13,470
Buzzi Unicem SpA	1,431	33,368
Cemex SAB de CV	180,400	68,562
Wienerberger AG*	759	20,061
		198,749
Consumer Finance - 0.0%†
AEON Financial Service Co. Ltd.	600	5,419
Muangthai Capital PCL, NVDR	8,800	13,677
		19,096
Containers & Packaging - 0.2%
CCL Industries, Inc., Class B	3,892	149,590
SIG Combibloc Group AG*	1,424	28,658
Smurfit Kappa Group PLC	1,178	46,304
Toyo Seikan Group Holdings Ltd.	1,400	13,824
		238,376
Distributors - 0.1%
Inchcape PLC*	2,661	15,157
Jardine Cycle & Carriage Ltd.	12,300	162,096
		177,253
Diversified Consumer Services - 0.4%
Benesse Holdings, Inc.	1,400	35,886
GSX Techedu, Inc., ADR*	373	33,611
IDP Education Ltd.	5,186	70,661
Koolearn Technology Holding Ltd.*,(a)	4,500	19,219
New Oriental Education & Technology Group, Inc., ADR*	840	125,580
TAL Education Group, ADR*	3,114	236,789
YDUQS Participacoes SA	4,368	21,234
		542,980
Diversified Financial Services - 0.6%
Banca Mediolanum SpA	2,344	16,904
EXOR NV	1,674	91,241
FirstRand Ltd.	61,598	152,259
Kinnevik AB, Class B	2,642	107,643
L E Lundbergforetagen AB, Class B*	948	47,051
M&G PLC	7,398	15,255
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,300	42,741
Onex Corp.	6,466	287,539
Sofina SA	132	36,066
Wendel SE	321	29,154
		825,853
Diversified Telecommunication - 0.7%
BCE, Inc.	651	26,912

	Shares/ Principal	Fair Value

Diversified Telecommunication (continued)
BT Group PLC	118,680	$150,944
Cellnex Telecom SA*,(a)	241	14,696
China Telecom Corp. Ltd., Class H	254,000	76,036
China Unicom Hong Kong Ltd.	92,000	59,949
Nippon Telegraph & Telephone Corp.	5,700	116,128
Orange SA	20,405	212,576
Proximus SADP	2,268	41,423
Singapore Telecommunications Ltd.	27,100	42,086
Telekom Malaysia BHD	33,900	33,692
Telstra Corp. Ltd.	51,870	103,354
		877,796
Electric Utilities - 2.2%
Cia Energetica de Minas Gerais	12,471	22,325
CLP Holdings Ltd.	24,500	227,613
EDP - Energias de Portugal SA	29,027	142,792
Electricite de France SA	9,561	101,197
Elia Group SA/NV	191	19,083
Emera, Inc.	1,010	41,360
Enel SpA	55,408	481,978
Fortis, Inc.	6,878	280,321
Hokuriku Electric Power Co.	16,800	125,606
Hydro One Ltd.(a)	4,641	98,049
Iberdrola SA	40,760	502,349
Korea Electric Power Corp.*	1,536	26,793
Orsted A/S(a)	1,558	214,859
Shikoku Electric Power Co., Inc.	16,300	124,185
SSE PLC	10,942	170,881
Tenaga Nasional BHD	61,500	155,396
Terna Rete Elettrica Nazionale SpA	15,967	111,855
		2,846,642
Electrical Equipment - 1.7%
ABB Ltd.	3,065	78,230
Contemporary Amperex Technology Co. Ltd., Class A	2,100	64,505
Legrand SA	4,375	349,787
NEL ASA*	31,380	56,880
Nexans SA*	1,179	68,464
Nidec Corp.	4,700	436,686
Prysmian SpA	3,722	108,417
Schneider Electric SE	3,070	381,784
Siemens Energy AG*	2,480	66,888
Siemens Gamesa Renewable Energy SA	4,303	116,510
Signify NV*,(a)	1,898	70,287
Vestas Wind Systems A/S	1,574	255,401
WEG SA	7,123	82,636
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	25,600	22,330
		2,158,805
Electronic Equipment, Instruments & Components - 1.9%
Amano Corp.	500	11,584

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components (continued)
Anritsu Corp.	1,900	$43,084
BOE Technology Group Co. Ltd., Class A	103,000	74,256
China Railway Signal & Communication Corp. Ltd., Class H(a)	42,000	13,765
Citizen Watch Co. Ltd.*	6,100	16,994
GoerTek, Inc., Class A	2,900	17,215
Halma PLC	810	24,556
Hitachi Ltd.	7,700	258,515
Horiba Ltd.	300	15,579
Keyence Corp.	1,500	696,200
Kingboard Laminates Holdings Ltd.	15,000	20,516
Kyocera Corp.	2,000	113,655
Lens Technology Co. Ltd., Class A	8,800	41,502
LG Display Co. Ltd.*	1,669	21,906
LG Innotek Co. Ltd.	177	23,459
Luxshare Precision Industry Co. Ltd., Class A	16,469	138,149
Murata Manufacturing Co. Ltd.	5,300	340,158
Omron Corp.	3,000	232,541
Samsung Electro-Mechanics Co. Ltd.	332	39,460
Samsung SDI Co. Ltd.	196	72,652
Shimadzu Corp.	2,600	78,594
Sunny Optical Technology Group Co. Ltd.	4,800	73,270
TDK Corp.	500	54,060
Venture Corp. Ltd.	3,000	42,283
		2,463,953
Energy Equipment & Services - 0.1%
Tenaris SA	19,062	95,246
Worley Ltd.	2,815	19,268
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,700	16,179
		130,693
Entertainment - 1.0%
Bilibili, Inc., ADR*	1,894	78,791
Konami Holdings Corp.	1,200	51,625
NCSoft Corp.	62	42,729
NetEase, Inc., ADR	682	310,085
NetEase, Inc.	5,800	103,203
Nexon Co. Ltd.	9,700	241,006
Nintendo Co. Ltd.	700	395,736
Ubisoft Entertainment SA*	236	21,326
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	8,600	50,118
		1,294,619
Equity Real Estate Investment - 0.8%
Allied Properties Real Estate Investment Trust	4,884	131,081

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
alstria office REIT-AG	9,641	$134,083
Ascendas Real Estate Investment Trust	38,400	91,141
Canadian Apartment Properties REIT	1,187	41,277
Champion REIT	23,000	11,396
Gecina SA	514	67,929
Goodman Group	11,932	153,427
Link REIT	19,800	160,955
Mirvac Group	60,702	94,848
Scentre Group	23,857	37,619
Unibail-Rodamco-Westfield	2,556	94,415
		1,018,171
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc., Class B	2,166	75,192
Berli Jucker PCL, NVDR	106,200	123,167
Clicks Group Ltd.	1,174	15,649
Kesko Oyj, Class B	5,381	138,821
Kobe Bussan Co. Ltd.	400	21,909
Magnit PJSC, GDR	2,720	40,582
Seven & i Holdings Co. Ltd.	19,200	591,301
Sugi Holdings Co. Ltd.	900	63,451
Tesco PLC	85,980	236,204
Wal-Mart de Mexico SAB de CV	19,594	46,962
Wm Morrison Supermarkets PLC	79,356	174,559
Woolworths Group Ltd.	6,766	176,668
Zur Rose Group AG*	93	22,269
		1,726,734
Food Products - 2.6%
Ajinomoto Co., Inc.	2,400	49,101
BRF SA*	3,988	13,004
Dali Foods Group Co. Ltd.(a)	66,000	40,281
Danone SA	4,147	268,534
House Foods Group, Inc.	700	24,808
Kerry Group PLC, Class A	399	51,234
Kewpie Corp.	700	14,367
Leroy Seafood Group ASA	7,620	43,652
Nestle SA	18,698	2,225,240
Nisshin Seifun Group, Inc.	4,800	75,823
Orkla ASA	4,650	46,904
QL Resources BHD*	6,900	16,306
Strauss Group Ltd.	750	21,573
Suedzucker AG	733	14,183
Uni-President China Holdings Ltd.	21,000	19,184
Wilmar International Ltd.	72,700	234,327
Yakult Honsha Co. Ltd.	4,200	232,825
Yihai International Holding Ltd.*	4,000	62,400
		3,453,746
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd.	5,000	15,000
Hong Kong & China Gas Co. Ltd.	61,450	88,012
Korea Gas Corp.	431	9,084

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Gas Utilities (continued)
Naturgy Energy Group SA	5,157	$103,531
Towngas China Co. Ltd.*	14,000	5,763
		221,390
Health Care Equipment & Supplies - 1.9%
Alcon, Inc.*	3,560	202,654
Cochlear Ltd.	944	133,969
ConvaTec Group PLC(a)	38,700	89,456
Fisher & Paykel Healthcare Corp. Ltd.	3,998	87,922
Hartalega Holdings BHD	34,000	132,547
Hoya Corp.	1,200	134,862
Koninklijke Philips NV*	14,640	690,137
Nihon Kohden Corp.	600	19,672
Sartorius AG	286	117,516
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,800	91,974
Siemens Healthineers AG(a)	5,689	255,507
Smith & Nephew PLC	8,127	159,332
Sonova Holding AG*	278	70,684
Supermax Corp. BHD*	7,400	14,994
Sysmex Corp.	1,100	104,549
Terumo Corp.	1,400	55,454
Top Glove Corp BHD	29,300	58,523
		2,419,752
Health Care Providers & Services - 0.2%
China National Medicines Corp. Ltd., Class A	600	3,839
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,300	19,523
Ramsay Health Care Ltd.	2,430	115,092
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	3,452	10,294
Sonic Healthcare Ltd.	2,915	69,282
		218,030
Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KGaA	495	45,828
M3, Inc.	1,400	86,231
		132,059
Hotels, Restaurants & Leisure - 1.0%
Aristocrat Leisure Ltd.	12,644	271,606
Compass Group PLC	8,374	126,555
Evolution Gaming Group AB(a)	1,612	107,130
Flutter Entertainment PLC*	511	81,315
GVC Holdings PLC*	3,469	43,681
Jiumaojiu International Holdings Ltd.*,(a)	10,000	23,510
La Francaise des Jeux SAEM(a)	2,005	73,873
Melco Resorts & Entertainment Ltd., ADR	3,001	49,967
Oriental Land Co. Ltd.	2,100	293,319
Restaurant Brands International, Inc.	435	24,906
Sands China Ltd.	28,400	109,386

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Tabcorp Holdings Ltd.	56,561	$135,404
		1,340,652
Household Durables - 1.0%
Bellway PLC	929	28,236
Berkeley Group Holdings PLC	854	46,679
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,500	10,379
Electrolux AB	3,440	80,485
Husqvarna AB, Class B	6,204	68,431
LG Electronics, Inc.	1,387	108,754
Panasonic Corp.	10,400	87,591
Q Technology Group Co. Ltd.	15,000	16,626
Sony Corp.	9,700	738,277
Taylor Wimpey PLC	76,441	107,174
		1,292,632
Household Products - 0.4%
Reckitt Benckiser Group PLC	2,653	259,293
Unicharm Corp.	4,900	218,789
		478,082
Independent Power and Renewable Electricity Producers - 0.1%
B Grimm Power PCL	13,100	17,467
B Grimm Power PCL, NVDR	12,600	16,800
Datang International Power Generation Co. Ltd., Class H	124,000	15,520
EDP Renovaveis SA	3,081	51,087
Electric Power Development Co. Ltd.	1,400	21,531
Gulf Energy Development PCL, NVDR	22,500	21,657
Gulf Energy Development PCL	13,500	12,994
Huadian Power International Corp. Ltd., Class H	62,000	15,920
		172,976
Industrial Conglomerates - 0.7%
Alfa SAB de CV, Class A	18,300	11,357
NWS Holdings Ltd.	9,000	6,840
Samsung C&T Corp.	342	30,705
Shanghai Industrial Holdings Ltd.	58,000	77,084
Siemens AG	4,960	627,467
SK Holdings Co. Ltd.	425	72,135
SM Investments Corp.	920	16,700
Smiths Group PLC	7,461	132,627
		974,915
Insurance - 3.4%
AIA Group Ltd.	46,200	452,462
Allianz SE	283	54,299
Assicurazioni Generali SpA	24,088	339,668
Aviva PLC	5,702	21,061
AXA SA	2,070	38,294
Baloise Holding AG	777	114,594
China Life Insurance Co. Ltd., Class A	4,100	26,747

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Insurance (continued)
China Life Insurance Co. Ltd., Class H	89,000	$199,130
China Reinsurance Group Corp., Class H	202,000	18,506
CNP Assurances*	10,042	125,765
Direct Line Insurance Group PLC	4,188	14,586
Fairfax Financial Holdings Ltd.	493	144,717
Gjensidige Forsikring ASA	7,442	150,644
Great-West Lifeco, Inc.	7,648	148,981
Hannover Rueck SE	245	37,981
Hanwha Life Insurance Co. Ltd.	1,794	2,339
Insurance Australia Group Ltd.	41,883	131,486
Intact Financial Corp.	1,024	109,303
IRB Brasil Resseguros S/A	4,500	5,980
Japan Post Holdings Co. Ltd.	46,900	318,118
Manulife Financial Corp., Class Common Subscription Receipt	7,123	98,759
Momentum Metropolitan Holdings	47,411	44,057
MS&AD Insurance Group Holdings, Inc.	5,300	141,829
New China Life Insurance Co. Ltd., Class A	2,600	23,700
Old Mutual Ltd.	29,706	18,451
People's Insurance Co. Group of China Ltd. (The), Class H	163,000	48,164
PICC Property & Casualty Co. Ltd., Class H	72,000	50,075
Ping An Insurance Group Co. of China Ltd., Class H	52,000	533,419
Prudential PLC	4,434	63,571
Sampo OYJ, Class A	3,223	127,708
Samsung Fire & Marine Insurance Co. Ltd.	77	11,983
Samsung Life Insurance Co. Ltd.	645	33,643
Sanlam Ltd.	25,363	79,054
SCOR SE*	2,477	68,724
Swiss Re AG	3,447	256,175
T&D Holdings, Inc.	4,700	45,962
Talanx AG	628	20,266
Tokio Marine Holdings, Inc.	4,000	174,358
Tryg A/S	2,053	64,814
Unipol Gruppo SpA*	13,314	58,235
		4,417,608
Interactive Media & Services - 2.9%
Auto Trader Group PLC(a)	24,609	179,116
Baidu, Inc., ADR*	801	101,398
Dip Corp.	600	12,247
Kakaku.com, Inc.	1,000	26,220
Kakao Corp.	179	55,789
NAVER Corp.	973	246,682
REA Group Ltd	199	15,685
Rightmove PLC	2,601	21,077
Scout24 AG(a)	2,027	177,084

	Shares/ Principal	Fair Value

Interactive Media & Services (continued)
SEEK Ltd.	5,642	$86,095
Tencent Holdings Ltd.	40,800	2,692,800
Z Holdings Corp.	18,500	122,538
		3,736,731
Internet & Direct Marketing Retail - 4.9%
Alibaba Group Holding Ltd., ADR*	11,374	3,343,729
Delivery Hero SE*,(a)	2,010	231,271
HelloFresh SE*	992	55,348
JD.com, Inc., ADR*	5,976	463,797
JD.com, Inc., Class A*	3,400	128,893
Just Eat Takeaway.com NV*,(a)	1,186	133,180
Meituan Dianping, Class B*	24,400	761,280
Moneysupermarket.com Group PLC	5,513	19,044
Naspers Ltd., Class N*	2,516	446,484
Ocado Group PLC*	4,028	142,891
Pinduoduo, Inc., ADR*	549	40,708
Prosus NV*	4,152	383,178
Rakuten, Inc.	9,700	104,050
Rocket Internet SE*,(a)	3,874	84,770
Vipshop Holdings Ltd., ADR*	1,116	17,454
		6,356,077
IT Services - 1.3%
Adyen NV*,(a)	64	118,016
Afterpay Ltd.*	948	54,352
Atos SE*	31	2,501
CGI, Inc.*	5,381	364,091
NEC Corp.	500	29,091
Nomura Research Institute Ltd.	300	8,798
NS Solutions Corp.	600	18,421
NTT Data Corp.	5,100	64,856
Obic Co. Ltd.	700	122,316
Samsung SDS Co. Ltd.	156	22,610
SCSK Corp.	500	27,812
Shopify, Inc., Class A*	882	899,128
Sopra Steria Group*	97	15,424
		1,747,416
Leisure Products - 0.2%
Sankyo Co. Ltd.	1,100	28,717
Sega Sammy Holdings, Inc.	1,300	15,743
Shimano, Inc.	500	98,171
Thule Group AB(a)	488	16,183
Yamaha Corp.	900	42,813
		201,627
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SE*	35	27,720
Lonza Group AG	438	271,072
QIAGEN NV*	1,422	73,871
Samsung Biologics Co. Ltd.*,(a)	177	104,429
WuXi AppTec Co. Ltd., Class H(a)	5,700	81,859

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Life Sciences Tools & Services (continued)
Wuxi Biologics Cayman, Inc.*,(a)	6,000	$146,013
		704,964
Machinery - 3.2%
Alfa Laval AB*	4,669	103,709
Alstom SA*	2,349	117,124
Amada Co. Ltd.	7,100	66,068
Atlas Copco AB, Class A	12,026	576,173
Atlas Copco AB, Class B	9,152	383,668
CNH Industrial NV*	3,044	23,730
Daifuku Co. Ltd.	600	60,154
Duerr AG	781	24,050
Epiroc AB, Class A	18,642	271,090
Epiroc AB, Class B	4,958	69,080
FANUC Corp.	2,000	381,313
Hino Motors Ltd.	2,400	15,442
Interpump Group SpA	2,290	85,180
Knorr-Bremse AG	966	114,003
Komatsu Ltd.	2,800	61,291
Kone OYJ, Class B	4,364	384,115
Sany Heavy Industry Co. Ltd., Class A	27,200	99,405
Schindler Holding AG	155	42,430
Shenzhen Inovance Technology Co. Ltd., Class A	8,100	68,862
Sinotruk Hong Kong Ltd.	13,500	34,595
SMC Corp.	500	276,983
Spirax-Sarco Engineering PLC	548	78,391
Sumitomo Heavy Industries Ltd.	1,900	43,967
Techtronic Industries Co. Ltd.	23,500	308,077
UWC BHD	17,600	23,845
Valmet OYJ	1,348	33,401
Volvo AB, Class B*	6,424	124,209
Wartsila OYJ Abp	13,129	103,428
Yaskawa Electric Corp.	3,700	143,575
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A*	41,399	49,298
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	14,592
		4,181,248
Marine - 0.3%
COSCO SHIPPING Holdings Co. Ltd., Class H*	77,500	37,900
Kuehne + Nagel International AG	1,904	371,578
		409,478
Media - 0.6%
CyberAgent, Inc.	800	49,048
Dentsu Group, Inc.	900	26,395
Eutelsat Communications SA	7,877	76,852
Fuji Media Holdings, Inc.	4,900	46,943
Informa PLC*	40,194	195,640
ITV PLC	101,160	88,433

	Shares/ Principal	Fair Value

Media (continued)
Megacable Holdings SAB de CV	3,800	$11,022
MultiChoice Group	3,328	19,328
Nippon Television Holdings, Inc.	3,900	41,724
Pearson PLC	7,054	50,084
RTL Group SA*	2,250	88,705
Schibsted ASA, Class B*	581	23,161
Stroeer SE & Co. KGaA*	292	22,736
Tokyo Broadcasting System Holdings, Inc.	1,500	25,670
WPP PLC	2,685	21,105
		786,846
Metals & Mining - 3.2%
Agnico Eagle Mines Ltd.	685	54,405
Alumina Ltd.	24,871	24,511
Angang Steel Co. Ltd., Class H	4,200	1,122
Anglo American Platinum Ltd.	1,848	128,856
Anglo American PLC	10,409	254,178
AngloGold Ashanti Ltd.	1,113	28,899
Aurubis AG	177	12,068
Barrick Gold Corp.	4,366	122,245
BHP Group Ltd.	25,630	653,983
BHP Group PLC	6,003	128,346
China Molybdenum Co. Ltd., Class A	29,600	16,168
First Quantum Minerals Ltd.	2,551	22,669
Fortescue Metals Group Ltd.	4,416	51,592
Franco-Nevada Corp.	2,281	317,743
Glencore PLC*	33,061	68,796
Gold Fields Ltd.	6,626	80,751
Grupo Mexico SAB de CV	19,600	49,968
Hyundai Steel Co.	397	8,351
IGO Ltd.	6,529	19,467
Iluka Resources Ltd.	16,393	105,982
Impala Platinum Holdings Ltd.	5,168	45,071
Jiangxi Copper Co. Ltd., Class H	39,000	43,529
Korea Zinc Co. Ltd.	50	16,097
Mineral Resources Ltd.	1,521	27,156
Mitsubishi Materials Corp.	1,100	21,577
MMG Ltd.*	40,000	9,961
Newcrest Mining Ltd.	317	7,098
Norsk Hydro ASA*	2,815	7,744
Northam Platinum Ltd.*	2,292	23,393
Novagold Resources, Inc.*	286	3,396
Osisko Gold Royalties Ltd.	1,634	19,267
OZ Minerals Ltd.	2,067	20,756
POSCO	2,088	349,934
Pretium Resources, Inc.*	2,697	34,405
Rio Tinto Ltd.	2,288	154,678
Rio Tinto PLC	4,165	250,676
Shandong Gold Mining Co. Ltd., Class H(a)	8,750	21,542

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Metals & Mining (continued)
Sims Ltd.	5,566	$30,240
South32 Ltd.	56,809	83,065
SSAB AB, Class A*	20,678	69,058
Teck Resources Ltd., Class B	3,129	43,430
thyssenkrupp AG*	13,392	67,716
Vale SA	19,890	208,835
Wheaton Precious Metals Corp.	9,109	445,511
Zhaojin Mining Industry Co. Ltd., Class H	15,000	18,271
		4,172,506
Multiline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd.	4,300	22,655
Lifestyle International Holdings Ltd.*	22,500	18,348
Lojas Americanas SA, Class Preference	3,079	15,432
Marks & Spencer Group PLC	39,432	49,714
Woolworths Holdings Ltd.	8,448	17,853
		124,002
Multi-Utilities - 0.6%
Algonquin Power & Utilities Corp.	4,867	70,468
Centrica PLC	55,807	28,924
E.ON Se	18,909	209,053
Engie SA*	15,333	205,334
National Grid PLC	5,822	66,973
RWE AG	5,142	192,832
		773,584
Oil, Gas & Consumable Fuels - 3.4%
BP PLC	172,799	503,085
Canadian Natural Resources Ltd.	810	12,941
CNOOC Ltd.	290,000	278,774
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	26,000	10,736
Ecopetrol SA	78,611	38,649
Enbridge, Inc.	11,625	338,546
ENEOS Holdings, Inc.	66,200	235,241
Equinor ASA	11,956	169,694
Galp Energia SGPS SA	2,769	25,691
GS Holdings Corp.	1,349	35,758
Inpex Corp.	4,400	23,495
Lundin Energy AB	1,104	22,018
Neste Oyj	3,603	190,001
Novatek PJSC, GDR	602	82,474
Pembina Pipeline Corp.	2,095	44,323
PetroChina Co. Ltd., Class H	528,000	154,653
Petroleo Brasileiro SA	32,003	112,762
Petroleo Brasileiro SA	44,888	156,888
Petronas Dagangan BHD	14,500	68,880
PTT Exploration & Production PCL, NVDR	7,000	17,452
PTT PCL, NVDR	146,400	147,844
Repsol SA	16,922	113,545
Royal Dutch Shell PLC, Class A	31,452	391,933

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class B	27,076	$329,106
SK Innovation Co. Ltd.	727	86,407
Star Petroleum Refining PCL, NVDR	47,400	8,302
Suncor Energy, Inc.	8,287	100,877
TC Energy Corp.	7,689	321,778
Thai Oil PCL, NVDR	20,400	20,601
TOTAL SE	6,998	239,621
Tourmaline Oil Corp., Class Common Subscription Receipt	3,145	38,307
Ultrapar Participacoes SA	45,378	155,944
YPF SA, ADR*	1,844	6,583
		4,482,909
Paper & Forest Products - 0.1%
Indah Kiat Pulp & Paper Corp. TBK PT	26,300	15,863
Norbord, Inc.	449	13,227
Stella-Jones, Inc.	587	19,820
Svenska Cellulosa AB SCA, Class B*	5,445	74,861
		123,771
Personal Products - 2.5%
Beiersdorf AG	4,670	531,199
Kao Corp.	3,900	291,474
LG Household & Health Care Ltd.	53	65,621
L'Oreal SA	3,381	1,100,609
Pola Orbis Holdings, Inc.	5,500	103,350
Unilever NV	13,082	790,041
Unilever PLC	5,984	369,477
		3,251,771
Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	11,100	164,822
AstraZeneca PLC	8,019	876,734
Bausch Health Cos., Inc.*	1,868	28,948
Bayer AG	1,787	111,712
CanSino Biologics, Inc., Class H*,(a)	1,400	29,698
Chong Kun Dang Pharmaceutical Corp.	252	35,769
Chugai Pharmaceutical Co. Ltd.	4,200	187,653
CSPC Pharmaceutical Group Ltd.	64,400	124,645
Daiichi Sankyo Co. Ltd.	10,600	324,338
Eisai Co. Ltd.	1,900	172,554
GlaxoSmithKline PLC	30,493	572,398
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	29,946
Hansoh Pharmaceutical Group Co. Ltd.*,(a)	4,000	19,432
Hypera SA	5,930	31,257
Jiangsu Hengrui Medicine Co. Ltd., Class A	443	5,842
Kissei Pharmaceutical Co. Ltd.	400	8,987
Nippon Shinyaku Co. Ltd.	300	24,562
Novartis AG	12,534	1,090,168
Novo Nordisk A/S, Class B	9,943	688,190

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Otsuka Holdings Co. Ltd.	1,100	$46,364
Roche Holding AG	3,477	1,192,682
Sanofi	6,618	662,212
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	800	5,769
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	38,808
Shionogi & Co. Ltd.	2,700	144,019
Takeda Pharmaceutical Co. Ltd.	11,600	411,546
Teva Pharmaceutical Industries Ltd., ADR*	8,800	79,288
UCB SA	1,001	113,861
		7,222,204
Professional Services - 1.1%
Bureau Veritas SA*	5,227	118,053
Experian PLC	15,607	589,161
Recruit Holdings Co. Ltd.	6,600	260,172
RELX PLC	7,077	157,914
SGS SA	59	158,553
Teleperformance	475	146,828
		1,430,681
Real Estate Management & Development - 1.5%
China Overseas Land & Investment Ltd.	28,000	70,090
China Vanke Co. Ltd., Class A	12,700	52,250
CK Asset Holdings Ltd.	4,500	21,919
Daiwa House Industry Co. Ltd.	6,300	161,037
Deutsche Wohnen SE	312	15,619
ESR Cayman Ltd.*,(a)	6,600	20,481
FirstService Corp.	199	26,179
Henderson Land Development Co. Ltd.	12,000	44,207
Hongkong Land Holdings Ltd.	24,600	91,266
Hulic Co. Ltd.	1,500	13,987
Hysan Development Co. Ltd.	9,000	26,884
Kaisa Group Holdings Ltd.*	29,000	14,781
KE Holdings, Inc., ADR*	364	22,313
Kojamo Oyj	909	19,549
KWG Group Holdings Ltd.	15,500	26,440
LEG Immobilien AG	1,384	197,675
Logan Group Co. Ltd.	26,000	40,996
Mitsui Fudosan Co. Ltd.	2,900	50,193
Poly Property Services Co. Ltd.	3,000	23,265
Seazen Group Ltd.*	20,000	16,981
Shanghai Industrial Urban Development Group Ltd.	11,600	1,108
Shenzhen Investment Ltd.	38,000	11,081
Shui On Land Ltd.	38,500	4,868
Sino Land Co. Ltd.	14,000	16,258
SM Prime Holdings, Inc.	21,800	13,220
Sun Hung Kai Properties Ltd.	16,000	203,974
Sunac China Holdings Ltd.	7,000	27,278

	Shares/ Principal	Fair Value

Real Estate Management & Development (continued)
Swire Pacific Ltd., Class A	27,500	$132,000
Swire Properties Ltd.	106,800	281,125
Times China Holdings Ltd.	13,000	17,982
Vonovia SE	1,469	100,911
Wharf Holdings Ltd. (The)	41,000	81,577
Wharf Real Estate Investment Co. Ltd.	12,000	48,774
Yuexiu Property Co. Ltd.	60,000	11,690
Yuzhou Properties Co. Ltd.	20,000	7,897
		1,915,855
Road & Rail - 1.0%
Canadian National Railway Co.	5,702	605,353
CAR, Inc.*	10,000	3,226
Central Japan Railway Co.	500	71,496
Cia de Locacao das Americas	4,300	18,119
CJ Logistics Corp*	69	10,473
East Japan Railway Co.	1,200	73,685
Hitachi Transport System Ltd.	800	25,206
Kyushu Railway Co.	5,600	119,238
Localiza Rent a Car SA	1,823	18,371
MTR Corp. Ltd.	15,000	74,032
Nishi-Nippon Railroad Co. Ltd.	200	5,771
Sankyu, Inc.	600	23,510
TFI International, Inc.	668	27,845
Tokyu Corp.	1,500	19,374
West Japan Railway Co.	3,000	147,569
		1,243,268
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	3,069	1,132,562
Dialog Semiconductor PLC*	484	21,114
Disco Corp.	200	48,157
Infineon Technologies AG	9,546	269,946
LONGi Green Energy Technology Co. Ltd., Class A	5,020	55,289
Rohm Co. Ltd.	2,900	222,591
Semiconductor Manufacturing International Corp.*	5,000	11,690
SK Hynix, Inc.	2,127	152,773
STMicroelectronics NV	5,775	177,834
Tokyo Electron Ltd.	800	207,183
Will Semiconductor Ltd., Class A	100	2,604
		2,301,743
Software - 1.9%
Constellation Software, Inc.	103	114,095
Dassault Systemes SE	2,617	490,245
Descartes Systems Group, Inc. (The)*	922	52,355
Kinaxis, Inc.*	186	27,294
Kingdee International Software Group Co. Ltd.*	25,000	64,516
Lightspeed POS, Inc.*	1,663	53,111
Micro Focus International PLC*	2,706	8,609

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Software (continued)
Nemetschek SE	507	$37,158
Nice Ltd.*	967	218,800
Open Text Corp.	3,087	130,067
Oracle Corp. Japan	500	53,634
Sage Group PLC (The)	1,690	15,748
Sangfor Technologies, Inc., Class A	900	27,983
SAP SE	6,998	1,089,456
Sinch AB*,(a)	167	13,677
TOTVS SA	4,800	22,985
Trend Micro, Inc.	500	30,371
WiseTech Global Ltd.	1,596	29,502
Xero Ltd.*	485	35,023
		2,514,629
Specialty Retail - 1.3%
China Tourism Group Duty Free Corp. Ltd., Class A	800	26,187
Dunelm Group PLC	4,173	75,366
Fast Retailing Co. Ltd.	600	374,453
Fielmann AG*	339	27,231
Home Product Center PCL, NVDR	61,100	27,766
Industria de Diseno Textil SA	17,136	478,250
JD Sports Fashion PLC	1,594	16,679
Kingfisher PLC	52,023	199,547
Nitori Holdings Co. Ltd.	900	186,345
Pets at Home Group PLC	9,032	49,369
Yamada Denki Co. Ltd.	45,500	225,926
		1,687,119
Technology Hardware, Storage & Peripherals - 1.7%
Canon, Inc.	12,900	213,492
FUJIFILM Holdings Corp.	2,900	142,486
Konica Minolta, Inc.	19,400	54,415
Legend Holdings Corp., Class H(a)	11,300	13,735
Lenovo Group Ltd.	98,000	64,617
Logitech International SA	55	4,291
Samsung Electronics Co. Ltd.	27,241	1,355,644
Samsung Electronics Co. Ltd.	4,018	173,501
Seiko Epson Corp.	6,800	77,646
Xiaomi Corp., Class B*,(a)	43,400	114,520
		2,214,347
Textiles, Apparel & Luxury Goods - 2.3%
adidas AG*	1,029	333,158
ANTA Sports Products Ltd.	3,000	31,006
Christian Dior SE	52	21,318
Cie Financiere Richemont SA, Class A	6,280	421,743
EssilorLuxottica SA*	1,318	179,516
Hermes International	627	541,292
HUGO BOSS AG	2,029	50,870
Kering SA	519	345,444
Li Ning Co. Ltd.	20,500	95,226
LVMH Moet Hennessy Louis Vuitton SE	1,731	810,725

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods (continued)
Puma SE*	2,014	$181,521
		3,011,819
Tobacco - 0.7%
British American Tobacco PLC	15,139	543,604
Gudang Garam TBK PT*	6,500	17,495
Imperial Brands PLC	700	12,375
Japan Tobacco, Inc.	21,400	389,349
		962,823
Trading Companies & Distributors - 0.7%
Barloworld Ltd.	16,976	62,551
Electrocomponents PLC	10,458	96,331
Ferguson PLC	747	75,442
Howden Joinery Group PLC	19,392	148,063
ITOCHU Corp.	10,500	267,152
Mitsubishi Corp.	700	16,666
Posco International Corp.	432	4,950
Rexel SA*	12,378	155,892
Sumitomo Corp.	8,200	97,789
Toromont Industries Ltd.	407	24,278
Travis Perkins PLC	1,018	14,292
		963,406
Transportation Infrastructure - 0.2%
Aena SME SA*,(a)	655	91,633
Airports of Thailand PCL, NVDR	8,900	15,869
EcoRodovias Infraestrutura e Logistica SA*	7,310	15,355
Grupo Aeroportuario del Centro Norte SAB de CV*	1,800	8,266
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,161	17,366
Kamigumi Co. Ltd.	1,100	21,556
Shenzhen International Holdings Ltd.	9,500	15,053
Transurban Group	9,506	96,137
		281,235
Wireless Telecommunication Services - 2.3%
America Movil SAB de CV	363,864	227,624
China Mobile Ltd.	38,000	242,465
Freenet AG	1,802	36,494
KDDI Corp.	21,000	528,532
Mobile TeleSystems PJSC, ADR	3,291	28,730
NTT DOCOMO, Inc.	12,900	474,903
Rogers Communications, Inc., Class B	9,834	388,869
SK Telecom Co. Ltd.	513	104,398
Softbank Corp.	16,800	187,454
SoftBank Group Corp.	9,200	563,961
Tele2 AB, Class B	5,002	70,866
Vodafone Group PLC	158,114	209,888
		3,064,184
Total Common Stocks (Cost - $113,028,714)		117,684,643

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 6.0%
Equity Funds - 6.0%
iShares MSCI India ETF	97,305	$3,294,748
iShares MSCI Taiwan ETF	85,062	3,819,284
iShares MSCI Turkey ETF	38,937	769,395
Total Exchange Traded Funds (Cost - $6,729,084)		7,883,427
Short-Term Investments - 2.1%
Money Market Funds - 2.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(b) (Cost - $2,787,378)	2,787,378	2,787,378
Total Investments - 98.3% (Cost - $122,545,176)		$128,355,448
Other Assets Less Liabilities - Net 1.7%		2,170,816
Total Net Assets - 100.0%		$130,526,264

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2020, these securities amounted to $3,077,029 or 2.4% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	29	12/18/2020	$2,687,140	$(80,030)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	22	12/18/2020	1,197,350	(22,260)
S&P/TSX 60 Index Future	Goldman Sachs & Co.	2	12/17/2020	287,928	(4,102)
Total Net Unrealized Depreciation on Futures Contracts					$(106,392)